Business and Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Business and Significant Accounting Policies [Abstract]
Schedule Of Adoption Of Topic 842

At January 1, 2019
Operating Leases:
ROU assets:
Operating lease ROU and other assets	$82

Lease liabilities:
Other current liabilities	$26
Employee benefit, operating lease and other obligations	56
Total operating lease liabilities	$82